Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capital World Growth and Income Fund
Entity Central Index Key	0000894005
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Capital World Growth and Income Fund® - Class A
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class A
Trading Symbol	CWGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothe tic al $10 ,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 81	0.73%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 20.81% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus. Emerging market equities surged, led by China, Taiwan and Korea. Meanwhile, India generated flat returns.
Most sectors delivered gains for the fund, with information technology, industrials and communication services being particularly additive on an absolute basis. Holdings in financials and consumer staples were also positive, though below the portfolio’s overall results. U.S.-based companies, which represent a significant portion of the fund, posted gains but slightly lagged the total returns. Companies based in the U.K., Taiwan and France also made meaningful contributions.
Conversely, the health care sector was a significant detractor from overall results, posting the lowest returns. Country-wise, holdings in Denmark, Australia and Indonesia were among the most notable detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total r
eturn
s
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class A (with sales charge) *	13.86%	9.66%	9.83%
Capital World Growth and Income Fund — Class A (without sales charge) *	20.81%	10.97%	10.48%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 143,395,000,000
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 482,000,000
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 143,395
Total number of portfolio holdings	358
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	44%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund® - Class C
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class C
Trading Symbol	CWGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (b ased on a hypot hetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 162	1.47%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 19.91% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus. Emerging market equities surged, led by China, Taiwan and Korea. Meanwhile, India generated flat returns.
Most sectors delivered gains for the fund, with information technology, industrials and communication services being particularly additive on an absolute basis. Holdings in financials and consumer staples were also positive, though below the portfolio’s overall results. U.S.-based companies, which represent a significant portion of the fund, posted gains but slightly lagged the total returns. Companies based in the U.K., Taiwan and France also made meaningful contributions.
Conversely, the health care sector was a significant detractor from overall results, posting the lowest returns. Country-wise, holdings in Denmark, Australia and Indonesia were among the most notable detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual tot
al re
turns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class C (with sales charge) *	18.91%	10.15%	9.81%
Capital World Growth and Income Fund — Class C (without sales charge) *	19.91%	10.15%	9.81%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 143,395,000,000
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 482,000,000
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 143,395
Total number of portfolio holdings	358
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	44%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund® - Class T
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class T
Trading Symbol	TCWGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 53	0.48%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 21.11% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index).
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus. Emerging market equities surged, led by China, Taiwan and Korea. Meanwhile, India generated flat returns.
Most sectors delivered gains for the fund, with information technology, industrials and communication services being particularly additive on an absolute basis. Holdings in financials and consumer staples were also positive, though below the portfolio’s overall results. U.S.-based companies, which represent a significant portion of the fund, posted gains but slightly lagged the total returns. Companies based in the U.K., Taiwan and France also made meaningful contributions.
Conversely, the health care sector was a significant detractor from overall results, posting the lowest returns. Country-wise, holdings in Denmark, Australia and Indonesia were among the most notable detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual t
otal
returns
	1 year	5 years	Since inception 1
Capital World Growth and Income Fund — Class T (with sales charge) 2	18.09%	10.68%	10.74%
Capital World Growth and Income Fund — Class T (without sales charge) 2	21.11%	11.24%	11.06%
MSCI ACWI (All Country World Index) 3	18.21%	11.97%	11.72%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 143,395,000,000
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 482,000,000
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 143,395
Total number of portfolio holdings	358
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	44%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund® - Class F-1
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class F-1
Trading Symbol	CWGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 87	0.79%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 20.73% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus. Emerging market equities surged, led by China, Taiwan and Korea. Meanwhile, India generated flat returns.
Most sectors delivered gains for the fund, with information technology, industrials and communication services being particularly additive on an absolute basis. Holdings in financials and consumer staples were also positive, though below the portfolio’s overall results. U.S.-based companies, which represent a significant portion of the fund, posted gains but slightly lagged the total returns. Companies based in the U.K., Taiwan and France also made meaningful contributions.
Conversely, the health care sector was a significant detractor from overall results, posting the lowest returns. Country-wise, holdings in Denmark, Australia and Indonesia were among the most notable detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 yea r	5 years	10 years
Capital World Growth and Income Fund — Class F-1 *	20.73%	10.90%	10.42%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 143,395,000,000
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 482,000,000
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 143,395
Total number of portfolio holdings	358
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	44%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund® - Class F-2
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class F-2
Trading Symbol	WGIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 in vestm ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 57	0.52%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 21.07% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus. Emerging market equities surged, led by China, Taiwan and Korea. Meanwhile, India generated flat returns.
Most sectors delivered gains for the fund, with information technology, industrials and communication services being particularly additive on an absolute basis. Holdings in financials and consumer staples were also positive, though below the portfolio’s overall results. U.S.-based companies, which represent a significant portion of the fund, posted gains but slightly lagged the total returns. Companies based in the U.K., Taiwan and France also made meaningful contributions.
Conversely, the health care sector was a significant detractor from overall results, posting the lowest returns. Country-wise, holdings in Denmark, Australia and Indonesia were among the most notable detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class F-2 *	21.07%	11.22%	10.73%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 143,395,000,000
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 482,000,000
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 143,395
Total number of portfolio holdings	358
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	44%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund® - Class F-3
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class F-3
Trading Symbol	FWGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 i nv estment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 45	0.41%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 21.20% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus. Emerging market equities surged, led by China, Taiwan and Korea. Meanwhile, India generated flat returns.
Most sectors delivered gains for the fund, with information technology, industrials and communication services being particularly additive on an absolute basis. Holdings in financials and consumer staples were also positive, though below the portfolio’s overall results. U.S.-based companies, which represent a significant portion of the fund, posted gains but slightly lagged the total returns. Companies based in the U.K., Taiwan and France also made meaningful contributions.
Conversely, the health care sector was a significant detractor from overall results, posting the lowest returns. Country-wise, holdings in Denmark, Australia and Indonesia were among the most notable detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 ye ar	5 years	Since inception 1
Capital World Growth and Income Fund — Class F-3 2	21.20%	11.34%	11.30%
MSCI ACWI (All Country World Index) 3	18.21%	11.97%	11.84%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 143,395,000,000
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 482,000,000
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 143,395
Total number of portfolio holdings	358
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	44%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund® - Class 529-A
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class 529-A
Trading Symbol	CWIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 84	0.76%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 20.78% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus. Emerging market equities surged, led by China, Taiwan and Korea. Meanwhile, India generated flat returns.
Most sectors delivered gains for the fund, with information technology, industrials and communication services being particularly additive on an absolute basis. Holdings in financials and consumer staples were also positive, though below the portfolio’s overall results. U.S.-based companies, which represent a significant portion of the fund, posted gains but slightly lagged the total returns. Companies based in the U.K., Taiwan and France also made meaningful contributions.
Conversely, the health care sector was a significant detractor from overall results, posting the lowest returns. Country-wise, holdings in Denmark, Australia and Indonesia were among the most notable detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual to
tal r
eturns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class 529-A (with sales charge) *	16.56%	10.15%	10.03%
Capital World Growth and Income Fund — Class 529-A (without sales charge) *	20.78%	10.94%	10.43%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 143,395,000,000
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 482,000,000
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 143,395
Total number of portfolio holdings	358
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	44%

Holdings [Text Block]	Portfolio holdings by s ector (percent of net assets)
Capital World Growth and Income Fund® - Class 529-C
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class 529-C
Trading Symbol	CWICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 inv estment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 167	1.52%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 19.85% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus. Emerging market equities surged, led by China, Taiwan and Korea. Meanwhile, India generated flat returns.
Most sectors delivered gains for the fund, with information technology, industrials and communication services being particularly additive on an absolute basis. Holdings in financials and consumer staples were also positive, though below the portfolio’s overall results. U.S.-based companies, which represent a significant portion of the fund, posted gains but slightly lagged the total returns. Companies based in the U.K., Taiwan and France also made meaningful contributions.
Conversely, the health care sector was a significant detractor from overall results, posting the lowest returns. Country-wise, holdings in Denmark, Australia and Indonesia were among the most notable detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class 529-C (with sales charge) *	18.85%	10.09%	10.01%
Capital World Growth and Income Fund — Class 529-C (without sales charge) *	19.85%	10.09%	10.01%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 143,395,000,000
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 482,000,000
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 143,395
Total number of portfolio holdings	358
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	44%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund® - Class 529-E
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class 529-E
Trading Symbol	CWIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 in ves tment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 110	1.00%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 20.49% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus. Emerging market equities surged, led by China, Taiwan and Korea. Meanwhile, India generated flat returns.
Most sectors delivered gains for the fund, with information technology, industrials and communication services being particularly additive on an absolute basis. Holdings in financials and consumer staples were also positive, though below the portfolio’s overall results. U.S.-based companies, which represent a significant portion of the fund, posted gains but slightly lagged the total returns. Companies based in the U.K., Taiwan and France also made meaningful contributions.
Conversely, the health care sector was a significant detractor from overall results, posting the lowest returns. Country-wise, holdings in Denmark, Australia and Indonesia were among the most notable detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
retu
rns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class 529-E *	20.49%	10.67%	10.18%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 143,395,000,000
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 482,000,000
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 143,395
Total number of portfolio holdings	358
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	44%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund® - Class 529-T
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class 529-T
Trading Symbol	TCWWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 59	0.53%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 21.04% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index).
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus. Emerging market equities surged, led by China, Taiwan and Korea. Meanwhile, India generated flat returns.
Most sectors delivered gains for the fund, with information technology, industrials and communication services being particularly additive on an absolute basis. Holdings in financials and consumer staples were also positive, though below the portfolio’s overall results. U.S.-based companies, which represent a significant portion of the fund, posted gains but slightly lagged the total returns. Companies based in the U.K., Taiwan and France also made meaningful contributions.
Conversely, the health care sector was a significant detractor from overall results, posting the lowest returns. Country-wise, holdings in Denmark, Australia and Indonesia were among the most notable detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total ret
ur
ns
	1 year	5 years	Since inception 1
Capital World Growth and Income Fund — Class 529-T (with sales charge) 2	18.01%	10.63%	10.68%
Capital World Growth and Income Fund — Class 529-T (without sales charge) 2	21.04%	11.19%	11.01%
MSCI ACWI (All Country World Index) 3	18.21%	11.97%	11.72%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 143,395,000,000
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 482,000,000
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 143,395
Total number of portfolio holdings	358
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	44%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund® - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class 529-F-1
Trading Symbol	CWIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 66	0.60%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 20.97% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus. Emerging market equities surged, led by China, Taiwan and Korea. Meanwhile, India generated flat returns.
Most sectors delivered gains for the fund, with information technology, industrials and communication services being particularly additive on an absolute basis. Holdings in financials and consumer staples were also positive, though below the portfolio’s overall results. U.S.-based companies, which represent a significant portion of the fund, posted gains but slightly lagged the total returns. Companies based in the U.K., Taiwan and France also made meaningful contributions.
Conversely, the health care sector was a significant detractor from overall results, posting the lowest returns. Country-wise, holdings in Denmark, Australia and Indonesia were among the most notable detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
to
tal returns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class 529-F-1 *	20.97%	11.11%	10.64%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 143,395,000,000
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 482,000,000
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 143,395
Total number of portfolio holdings	358
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	44%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund® - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class 529-F-2
Trading Symbol	FCWGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,0 00 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 56	0.51%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 21.09% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus. Emerging market equities surged, led by China, Taiwan and Korea. Meanwhile, India generated flat returns.
Most sectors delivered gains for the fund, with information technology, industrials and communication services being particularly additive on an absolute basis. Holdings in financials and consumer staples were also positive, though below the portfolio’s overall results. U.S.-based companies, which represent a significant portion of the fund, posted gains but slightly lagged the total returns. Companies based in the U.K., Taiwan and France also made meaningful contributions.
Conversely, the health care sector was a significant detractor from overall results, posting the lowest returns. Country-wise, holdings in Denmark, Australia and Indonesia were among the most notable detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual t
otal
returns
	1 year	5 years	Since inception 1
Capital World Growth and Income Fund — Class 529-F-2 2	21.09%	11.22%	13.54%
MSCI ACWI (All Country World Index) 3	18.21%	11.97%	14.35%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 143,395,000,000
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 482,000,000
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key fund stat isti cs
Fund net assets (in millions)	$ 143,395
Total number of portfolio holdings	358
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	44%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund® - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class 529-F-3
Trading Symbol	FWCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 in vest ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 51	0.46%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 21.13% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus. Emerging market equities surged, led by China, Taiwan and Korea. Meanwhile, India generated flat returns.
Most sectors delivered gains for the fund, with information technology, industrials and communication services being particularly additive on an absolute basis. Holdings in financials and consumer staples were also positive, though below the portfolio’s overall results. U.S.-based companies, which represent a significant portion of the fund, posted gains but slightly lagged the total returns. Companies based in the U.K., Taiwan and France also made meaningful contributions.
Conversely, the health care sector was a significant detractor from overall results, posting the lowest returns. Country-wise, holdings in Denmark, Australia and Indonesia were among the most notable detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annu
al t
otal returns
	1 year	5 years	Since inception 1
Capital World Growth and Income Fund — Class 529-F-3 2	21.13%	11.27%	13.59%
MSCI ACWI (All Country World Index) 3	18.21%	11.97%	14.35%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 143,395,000,000
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 482,000,000
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 143,395
Total number of portfolio holdings	358
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	44%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund® - Class R-1
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class R-1
Trading Symbol	RWIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 165	1.50%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 19.88% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus. Emerging market equities surged, led by China, Taiwan and Korea. Meanwhile, India generated flat returns.
Most sectors delivered gains for the fund, with information technology, industrials and communication services being particularly additive on an absolute basis. Holdings in financials and consumer staples were also positive, though below the portfolio’s overall results. U.S.-based companies, which represent a significant portion of the fund, posted gains but slightly lagged the total returns. Companies based in the U.K., Taiwan and France also made meaningful contributions.
Conversely, the health care sector was a significant detractor from overall results, posting the lowest returns. Country-wise, holdings in Denmark, Australia and Indonesia were among the most notable detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual tot
al re
turns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class R-1 *	19.88%	10.13%	9.64%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 143,395,000,000
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 482,000,000
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 143,395
Total number of portfolio holdings	358
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	44%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund® - Class R-2
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class R-2
Trading Symbol	RWIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 inv est ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 165	1.50%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 19.88% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus. Emerging market equities surged, led by China, Taiwan and Korea. Meanwhile, India generated flat returns.
Most sectors delivered gains for the fund, with information technology, industrials and communication services being particularly additive on an absolute basis. Holdings in financials and consumer staples were also positive, though below the portfolio’s overall results. U.S.-based companies, which represent a significant portion of the fund, posted gains but slightly lagged the total returns. Companies based in the U.K., Taiwan and France also made meaningful contributions.
Conversely, the health care sector was a significant detractor from overall results, posting the lowest returns. Country-wise, holdings in Denmark, Australia and Indonesia were among the most notable detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual tot
al retu
rns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class R-2 *	19.88%	10.12%	9.63%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 143,395,000,000
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 482,000,000
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 143,395
Total number of portfolio holdings	358
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	44%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund® - Class R-2E
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class R-2E
Trading Symbol	RWBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 133	1.21%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 20.23% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus. Emerging market equities surged, led by China, Taiwan and Korea. Meanwhile, India generated flat returns.
Most sectors delivered gains for the fund, with information technology, industrials and communication services being particularly additive on an absolute basis. Holdings in financials and consumer staples were also positive, though below the portfolio’s overall results. U.S.-based companies, which represent a significant portion of the fund, posted gains but slightly lagged the total returns. Companies based in the U.K., Taiwan and France also made meaningful contributions.
Conversely, the health care sector was a significant detractor from overall results, posting the lowest returns. Country-wise, holdings in Denmark, Australia and Indonesia were among the most notable detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
r
eturns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class R-2E *	20.23%	10.45%	9.96%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 143,395,000,000
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 482,000,000
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 143,395
Total number of portfolio holdings	358
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	44%

Holdings [Text Block]	Portfolio holdin gs by se ctor (percent of net assets)
Capital World Growth and Income Fund® - Class R-3
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class R-3
Trading Symbol	RWICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 116	1.05%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 20.43% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus. Emerging market equities surged, led by China, Taiwan and Korea. Meanwhile, India generated flat returns.
Most sectors delivered gains for the fund, with information technology, industrials and communication services being particularly additive on an absolute basis. Holdings in financials and consumer staples were also positive, though below the portfolio’s overall results. U.S.-based companies, which represent a significant portion of the fund, posted gains but slightly lagged the total returns. Companies based in the U.K., Taiwan and France also made meaningful contributions.
Conversely, the health care sector was a significant detractor from overall results, posting the lowest returns. Country-wise, holdings in Denmark, Australia and Indonesia were among the most notable detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual tot
al re
turns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class R-3 *	20.43%	10.62%	10.13%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 143,395,000,000
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 482,000,000
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 143,395
Total number of portfolio holdings	358
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	44%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund® - Class R-4
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class R-4
Trading Symbol	RWIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 in vestm ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 84	0.76%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 20.77% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus. Emerging market equities surged, led by China, Taiwan and Korea. Meanwhile, India generated flat returns.
Most sectors delivered gains for the fund, with information technology, industrials and communication services being particularly additive on an absolute basis. Holdings in financials and consumer staples were also positive, though below the portfolio’s overall results. U.S.-based companies, which represent a significant portion of the fund, posted gains but slightly lagged the total returns. Companies based in the U.K., Taiwan and France also made meaningful contributions.
Conversely, the health care sector was a significant detractor from overall results, posting the lowest returns. Country-wise, holdings in Denmark, Australia and Indonesia were among the most notable detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
retu
rns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class R-4 *	20.77%	10.95%	10.46%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 143,395,000,000
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 482,000,000
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 143,395
Total number of portfolio holdings	358
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	44%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund®- Class R-5E
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class R-5E
Trading Symbol	RWIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 62	0.56%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 21.03% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus. Emerging market equities surged, led by China, Taiwan and Korea. Meanwhile, India generated flat returns.
Most sectors delivered gains for the fund, with information technology, industrials and communication
services being particularly additive on an absolute basis. Holdings in financials and consumer staples were also positive, though below the portfolio’s overall results. U.S.-based companies, which represent a significant portion of the fund, posted gains but slightly lagged the total returns. Companies based in the U.K., Taiwan and France also made meaningful contributions.
Conversely, the health care sector was a significant detractor from overall results, posting the lowest returns. Country-wise, holdings in Denmark, Australia and Indonesia were among the most notable detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class R-5E *	21.03%	11.17%	10.68%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 143,395,000,000
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 482,000,000
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 143,395
Total number of portfolio holdings	358
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	44%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund®- Class R-5
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class R-5
Trading Symbol	RWIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $ 10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 51	0.46%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 21.16% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in the U.K. and Japan benefited from accommodative monetary policies and
fiscal stimulus. Emerging market equities surged, led by China, Taiwan and Korea. Meanwhile, India generated flat returns.
Most sectors delivered gains for the fund, with information technology, industrials and communication services being particularly additive on an absolute basis. Holdings in financials and consumer staples were also positive, though below the portfolio’s overall results. U.S.-based companies, which represent a significant portion of the fund, posted gains but slightly lagged the total returns. Companies based in the U.K., Taiwan and France also made meaningful contributions.
Conversely, the health care sector was a significant detractor from overall results, posting the lowest returns. Country-wise, holdings in Denmark, Australia and Indonesia were among the most notable detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class R-5 *	21.16%	11.28%	10.79%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore
, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 143,395,000,000
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 482,000,000
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 143,395
Total number of portfolio holdings	358
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	44%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund®- Class R-6
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class R-6
Trading Symbol	RWIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 45	0.41%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 21.20% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus. Emerging market equities surged, led by China, Taiwan and Korea. Meanwhile, India generated flat returns.
Most sectors delivered gains for the fund, with information technology, industrials and communication services being particularly additive on an absolute basis. Holdings in financials and consumer staples were also positive, though below the portfolio’s overall results. U.S.-based companies, which represent a significant portion of the fund, posted gains but slightly lagged the total returns. Companies based in the U.K., Taiwan and France also made meaningful contributions.
Conversely, the health care sector was a significant detractor from overall results, posting the lowest returns. C
ountry-wise, holdings in Denmark, Australia and Indonesia were among the most notable detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class R-6 *	21.20%	11.34%	10.85%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses.
Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 143,395,000,000
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 482,000,000
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 143,395
Total number of portfolio holdings	358
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	44%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)